FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
First Financial Bancorp. (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2012	2011
Assets
Cash	$106,196	$111,657
Investment securities, available for sale	3,623	2,682
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	575,701	573,295
Nonbanks	18,671	18,659
Total investment in subsidiaries	594,372	591,954
Premises and equipment	1,706	1,842
Other assets	15,058	14,889
Total assets	$728,455	$730,524

Liabilities
Dividends payable	$16,869	$16,196
Other liabilities	1,161	2,107
Total liabilities	18,030	18,303
Shareholders’ equity	710,425	712,221
Total liabilities and shareholders’ equity	$728,455	$730,524

Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Income
Interest income	$55	$70	$192
Noninterest income	421	0	143
Dividends from subsidiaries	73,800	48,700	60,700
Total income	74,276	48,770	61,035

Expenses
Interest expense	0	391	1,221
Provision for loan and lease losses	0	739	(37)
Salaries and employee benefits	4,612	4,449	3,377
Miscellaneous professional services	916	719	928
Other	5,209	5,240	3,190
Total expenses	10,737	11,538	8,679
Income before income taxes and equity in undistributed net earnings of subsidiaries	63,539	37,232	52,356
Income tax benefit	(3,869)	(4,263)	(3,162)
Equity in undistributed (loss) earnings of subsidiaries	(105)	25,244	3,733
Net income	$67,303	$66,739	$59,251

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Operating activities
Net income	$67,303	$66,739	$59,251
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Provision for loan and lease losses	0	739	(37)
Depreciation and amortization	27	31	42
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(207)	(509)	(569)
Increase in dividends payable	673	10,342	710
Decrease in accrued expenses	(1,799)	(10,003)	(140)
(Increase) decrease in other assets	(139)	(241)	170
Net cash provided by operating activities	70,149	45,789	58,778

Investing activities
Proceeds from calls and maturities of investment securities	0	158	0
Purchases of investment securities, available-for-sale	(474)	(137)	(290)
Net decrease (increase) in loans	0	2,681	(1,743)
Purchases of premises and equipment	0	0	(1,285)
Other	109	514	(548)
Net cash (used in) provided by investing activities	(365)	3,216	(3,866)

Financing activities
Redemption of junior subordinated debentures	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	(6,806)	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Other	(1,400)	478	(1,086)
Net cash used in financing activities	(75,245)	(55,132)	(12,645)
(Decrease) increase in cash	(5,461)	(6,127)	42,267
Cash at beginning of year	111,657	117,784	75,517
Cash at end of year	$106,196	$111,657	$117,784